Related Party Transactions (Details) $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Related Party Transactions [Line Items]
Granted stock options	511,925
Weighted average exercise price | $ / shares	$ 2.41
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Fair value of the stock options | $	$ 506
Recognized over a vesting period	1-4-years vesting period
Equity Option [Member]
Related Party Transactions [Line Items]
Fair value of the stock options | $	$ 1,222
Recognized over a vesting period	1-4-years vesting period
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Granted stock options	511,925
Weighted average exercise price | $ / shares	$ 2.41
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Granted stock options	549,654